Annual Fund Operating Expenses - EUROPACIFIC GROWTH FUND	Mar. 31, 2024
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.19%
Net Expenses (as a percentage of Assets)	0.85%
Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.22%
Other Expenses (as a percentage of Assets):	0.22%
Net Expenses (as a percentage of Assets)	0.86%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.18%
Net Expenses (as a percentage of Assets)	1.59%
Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.23%
Net Expenses (as a percentage of Assets)	1.63%
Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Net Expenses (as a percentage of Assets)	1.10%
Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Net Expenses (as a percentage of Assets)	0.88%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Net Expenses (as a percentage of Assets)	0.84%
Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Net Expenses (as a percentage of Assets)	0.86%
Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Net Expenses (as a percentage of Assets)	0.92%
Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Net Expenses (as a percentage of Assets)	0.57%
Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Net Expenses (as a percentage of Assets)	0.47%
Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Net Expenses (as a percentage of Assets)	0.57%
Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Net Expenses (as a percentage of Assets)	0.52%
Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Net Expenses (as a percentage of Assets)	1.57%
Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.39%
Net Expenses (as a percentage of Assets)	1.56%
Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Net Expenses (as a percentage of Assets)	1.12%
Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Net Expenses (as a percentage of Assets)	0.82%
Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Net Expenses (as a percentage of Assets)	0.52%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Net Expenses (as a percentage of Assets)	0.47%
Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.25%
Net Expenses (as a percentage of Assets)	1.27%
Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Net Expenses (as a percentage of Assets)	0.62%

[1]	Restated to reflect current fees.